Goodwill and intangible assets (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Reversal of impairment charge		$ 37	$ 0
Operating segments [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge	$ (914)	(1,175)	(841)
Operating segments [member] | Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(768)	(669)	(592)
Operating segments [member] | Sandoz
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(141)	(506)	(249)
Operating segments [member] | Sandoz | Disposal groups classified as held for sale [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge			(220)
Operating segments [member] | Corporate
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(5)
Accumulated depreciation, amortisation and impairment | Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(914)	(1,175)
Reversal of impairment charge		37
Accumulated depreciation, amortisation and impairment | Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(515)	(984)
Reversal of impairment charge		37
Accumulated depreciation, amortisation and impairment | Technologies
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(40)	(105)
Accumulated depreciation, amortisation and impairment | Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(338)	(54)
Accumulated depreciation, amortisation and impairment | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(21)	(32)
Accumulated depreciation, amortisation and impairment | Disposal groups classified as held for sale [member] | Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Impairment charge			(37)
Accumulated depreciation, amortisation and impairment | Innovative Medicines | Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(485)	(416)
Accumulated depreciation, amortisation and impairment | Innovative Medicines | Votrient [member] | Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge	$ (181)
Accumulated depreciation, amortisation and impairment | Innovative Medicines | Votrient [member] | Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Impairment charge			$ (400)
Accumulated depreciation, amortisation and impairment | Innovative Medicines | Other [member] | Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge		(108)
Accumulated depreciation, amortisation and impairment | Operating segments [member] | Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge		$ (442)